Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within our Consolidated Statements of Cash Flows:

	December 31,
Millions of dollars	2020	2019	2018
Cash and cash equivalents as presented in our Consolidated Balance Sheets	$2,924	$1,952	$1,498
Restricted cash included in prepaid and other current assets	10	—	40
Restricted cash included in other noncurrent assets	—	—	—
Cash, cash equivalents and restricted cash as presented in our Consolidated Statements of Cash Flows	$2,934	$1,952	$1,538

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within our Consolidated Statements of Cash Flows:

	December 31,
Millions of dollars	2020	2019	2018
Cash and cash equivalents as presented in our Consolidated Balance Sheets	$2,924	$1,952	$1,498
Restricted cash included in prepaid and other current assets	10	—	40
Restricted cash included in other noncurrent assets	—	—	—
Cash, cash equivalents and restricted cash as presented in our Consolidated Statements of Cash Flows	$2,934	$1,952	$1,538